Note 11 - Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (Yrs)
Outstanding as at January 1, 2020	6,642,000	$0.13	1.52
Granted	450,000	0.05	-
Forfeited	(122,000)	0.18	-
Outstanding as at June 30, 2020	6,970,000	$0.12	1.13
Granted	-	-
Expired	(2,730,000)	0.20	-
Forfeited	-	-	-
Outstanding as at December 31, 2020	4,240,000	$0.07	1.08
Outstanding as at June 30, 2021	4,240,000	$0.07	0.58
Options exercisable as at June 30, 2020	6,662,505	$0.13
Options exercisable as at December 31, 2020	4,127,500	$0.07
Options exercisable as at June 30, 2021	4,240,000	$0.07